NONCONTROLLING INTERESTS	12 Months Ended
Sep. 30, 2017
NONCONTROLLING INTERESTS
22.	NONCONTROLLING INTERESTS

Noncontrolling interests represent the portion of equity in a subsidiary not attributable, directly or indirectly, to a parent. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses at their consolidated amounts, which include the amounts attributable to the Company and the noncontrolling interest. The Company recognizes as a separate component of equity and earnings on the portion of income or loss attributable to noncontrolling interests based on the portion of the entity not owned by the Company.

The following table presents the changes in the Company’s noncontrolling interests during the years ended September 30, 2015, 2016 and 2017.

	Zhengbao Yucai	NetinNet	Total
	US$	US$	US$
Balance as of September 30, 2015	—	—	—
Capital contribution from noncontrolling interest shareholders	4,824	—	4,824
Noncontrolling interest shareholders resulting from the acquisition of NetinNet	—	6,533	6,533
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	(69)	(173)	(242)
Gain (loss) attributed to noncontrolling interest shareholders	226	(105)	121

Balance as of September 30, 2016	4,981	6,255	11,236

Capital contribution from noncontrolling interest shareholders	11,074		11,074
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	362	24	386
Gain attributed to noncontrolling interest shareholders	494	839	1,333

Balance as of September 30, 2017	16,911	7,118	24,029

In January 2016, the Group sold a 39.94% ownership of Zhengbao Yucai to a limited partnership entity, Beijing Champion Tongxin Management Consulting LLP (“Tongxin”), for a cash consideration of US$4,824. Mr. Zhengdong Zhu, holds 53.11% interest of the partnership and serves as a co-general partner. All the partners in Tongxin are employees of the Group. The entire cash consideration was fully paid by the investors as of September 30, 2016. As the Group retained control over Zhengbao Yucai subsequent to the above transactions, the disposal was accounted as an equity transaction in the Group’s consolidated financial statements. Subsequent to the transaction, the Group’s interest over Zhengbao Yucai was diluted to 60.06% as of September 30, 2016.

On December 8, 2016, Zhengbao Yucai submitted a revised share issuance plan (“Revised Plan”) to China’s New Third Board. Under the Revised Plan, Zhengbao Yucai proposed to issue no more than 41,880,000 common shares, representing 40.5% of the total outstanding shares of Zhengbao Yucai immediately after the share issuance, at a price of RMB1.99 per common share. Total fund raised by the share issuance were RMB83.3 million (US$11,900). Pursuant to the Revised Plan, Mr. Zhengdong Zhu, chairman and CEO of the Group, and Mr. Liankui Hu, an independent director of the Group, subscribed 63.8% and 24.6%, respectively, of the total shares issued. The share issuance plan was completed in March 2017. Immediately following the share issuance, the equity interest of the Group in Zhengbao Yucai was reduced from 60.1% to 35.8%. The Group recognized an increase of US$1,090 in the Company’s additional paid-in capital which reflects the adjustment to the carrying amount of the noncontrolling interest of Zhengbao Yucai.

Mr. Zhengdong Zhu, Mr. Liankui Hu, and a partnership, in which Mr. Zhengdong Zhu holds a majority interest, collectively have a combined equity interest in Zhengbao Yucai of 59.5%. Mr. Zhengdong Zhu, Mr. Liankui Hu, and the partnership, therefore, entered into an acting-in-concert agreement with a wholly-owned subsidiary of the Company, Champion Technology, through which the Group holds its shares in Zhengbao Yucai. In the event of dispute amongst these parties, Champion Technology remains the ultimate decision maker. As a result of the agreement, the Company continues to consolidate Zhengbao Yucai.

The schedule below discloses the effect of change in the Company’s ownership interest in Zhengbao Yucai on the Company’s equity:

	Years ended September 30,
	2015	2016	2017
	US$	US$	US$
Net income attributable to China Distance Education Holdings Limited	24,573	26,290	14,935
Transfers (to) from noncontrolling interest:
Increase in China Distance Education Holdings Limited additional paid-in capital resulting from subscription of common shares of Zhengbao Yucai	—	—	1,090

Changes from net income attributable to China Distance Education Holdings
Limited’s shareholders and transfer from noncontrolling interests	24,573	26,290	16,025

In May 2016, the Group acquired an 80% of equity interest in NetinNet. The noncontrolling interest of 20% equity interest over NetinNet has been included in the consolidated financial statements as of September 30, 2016.

On March 29, 2017, Champion Technology entered into a definitive agreement to sell its 80% equity interest in NetinNet to its controlled associate company, Zhengbao Yucai, for a total cash consideration of RMB221 million (US$33,217). The restructuring was considered a transaction under common control and has been approved by the board of directors of Champion Technology and NetinNet. No gain/loss is recorded from this restructuring.

On July 13, 2017, NetinNet has completed its Industrial and Commercial Alteration Registration and met the requirements for restructuring. After the restructuring, the corporate structure has changed such that NetinNet became the subsidiary of Zhengbao Yucai. Immediately after the restructuring, Zhengbao Yucai owns 80% of NetinNet and accounts for the shareholding of NetinNet on a consolidated basis. As a result, NetinNet continues to be consolidated within the Company through Zhengbao Yucai.